UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3737

Fidelity Advisor Series IV

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Limited Term Government Fund

February 29, 2016

ISG-QTLY-0416
1.968340.102

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 77.1%
	Principal Amount	Value
U.S. Government Agency Obligations - 0.9%
Federal Home Loan Bank 1% 6/21/17	1,410,000	1,413,643
Tennessee Valley Authority 1.75% 10/15/18	2,144,000	2,186,061
		3,599,704
U.S. Treasury Obligations - 72.9%
U.S. Treasury Notes:
0.625% 8/31/17	$2,000,000	$1,995,468
0.75% 6/30/17	245,000	245,010
0.75% 4/15/18	41,992,000	41,929,684
0.75% 2/15/19	7,000,000	6,967,464
0.875% 6/15/17	3,000,000	3,005,040
0.875% 8/15/17	16,339,000	16,361,973
0.875% 10/15/17	647,000	647,834
0.875% 11/30/17	5,789,000	5,797,365
0.875% 1/31/18	7,994,000	8,005,240
0.875% 7/15/18	13,000,000	13,013,715
1% 5/31/18	3,584,000	3,597,160
1.125% 6/15/18	18,258,000	18,381,388
1.125% 1/15/19	52,423,000	52,752,692
1.125% 2/28/21	9,000,000	8,959,221
1.25% 11/30/18	997,000	1,007,048
1.375% 9/30/18	553,000	560,474
1.375% 2/28/19	1,065,000	1,078,937
1.375% 3/31/20	4,886,000	4,929,324
1.375% 4/30/20	784,000	790,646
1.375% 1/31/21	7,500,000	7,549,808
1.5% 12/31/18	577,000	586,692
1.625% 4/30/19	8,402,000	8,575,947
1.625% 6/30/19	3,954,000	4,036,168
1.625% 12/31/19	17,439,000	17,779,601
1.625% 6/30/20	9,263,000	9,432,698
1.625% 7/31/20 (a)	2,000,000	2,036,718
1.75% 9/30/19	6,866,000	7,033,359
1.75% 12/31/20	30,160,000	30,890,445
2.375% 7/31/17 (a)(b)	13,839,000	14,153,076
3.5% 2/15/18	8,513,000	8,958,272
		301,058,467
Other Government Related - 3.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.7789% 12/7/20 (NCUA Guaranteed) (c)	358,997	358,021
Series 2010-R2 Class 1A, 0.7935% 11/6/17 (NCUA Guaranteed) (c)	2,383,392	2,385,254
Series 2011-C1 Class 1A, 0.7606% 2/28/20 (NCUA Guaranteed) (c)	627,237	627,458
Series 2011-R1 Class 1A, 0.8735% 1/8/20 (NCUA Guaranteed) (c)	807,953	806,248
Series 2011-R4 Class 1A, 0.8035% 3/6/20 (NCUA Guaranteed) (c)	224,140	223,895
National Credit Union Administration Guaranteed Notes Master Trust 2.35% 6/12/17 (NCUA Guaranteed)	9,140,000	9,302,800
		13,703,676
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $316,489,630)		318,361,847

U.S. Government Agency - Mortgage Securities - 3.1%
Fannie Mae - 1.5%
1.93% 2/1/33 (c)	6,391	6,597
1.98% 7/1/35 (c)	4,087	4,234
1.988% 3/1/35 (c)	5,891	6,096
2.011% 12/1/34 (c)	10,837	11,211
2.045% 4/1/33 (c)	74,185	76,721
2.048% 10/1/33 (c)	7,728	7,999
2.115% 10/1/35 (c)	4,532	4,702
2.175% 3/1/35 (c)	964	996
2.19% 3/1/37 (c)	5,384	5,647
2.215% 2/1/36 (c)	2,272	2,383
2.23% 7/1/34 (c)	6,394	6,659
2.26% 1/1/35 (c)	37,466	39,002
2.29% 11/1/33 (c)	13,467	13,978
2.302% 6/1/36 (c)	8,913	9,332
2.315% 9/1/36 (c)	15,221	15,931
2.383% 7/1/36 (c)	32,775	34,330
2.385% 3/1/33 (c)	18,338	19,163
2.45% 11/1/36 (c)	51,046	53,701
2.457% 2/1/44 (c)	57,650	59,372
2.458% 3/1/35 (c)	5,848	6,181
2.468% 2/1/37 (c)	93,533	98,631
2.472% 7/1/35 (c)	8,992	9,448
2.476% 6/1/47 (c)	30,264	31,906
2.501% 4/1/44 (c)	97,095	99,928
2.512% 4/1/36 (c)	56,820	60,087
2.524% 2/1/44 (c)	56,956	58,637
2.525% 5/1/36 (c)	7,422	7,854
2.543% 1/1/44 (c)	94,547	97,482
2.552% 12/1/32 (c)	55,439	58,533
2.559% 10/1/33 (c)	8,959	9,466
2.592% 5/1/44 (c)	110,445	113,643
2.628% 5/1/44 (c)	152,821	157,566
2.686% 4/1/44 (c)	235,817	243,199
2.689% 2/1/42 (c)	263,359	273,810
2.738% 12/1/32 (c)	373,318	395,312
2.761% 1/1/42 (c)	226,544	235,765
2.892% 8/1/35 (c)	87,300	92,756
3% 3/1/31 (d)	1,000,000	1,042,829
5% 7/1/35	831,388	923,624
5.5% 10/1/20 to 1/1/29	931,370	1,007,776
6% 6/1/16 to 10/1/16	587	591
6.5% 5/1/16 to 8/1/36	609,609	715,027
9% 2/1/17 to 1/1/18	645	660
9.5% 11/1/21	12	12
10.5% 8/1/20	4,641	5,033
		6,123,810
Freddie Mac - 0.5%
1.945% 3/1/35 (c)	18,300	18,861
2.113% 2/1/37 (c)	10,743	11,161
2.12% 7/1/35 (c)	233,162	242,236
2.154% 8/1/37 (c)	15,711	16,406
2.175% 6/1/37 (c)	6,057	6,305
2.2% 3/1/37 (c)	3,616	3,743
2.246% 5/1/37 (c)	15,459	16,165
2.278% 6/1/33 (c)	45,563	47,687
2.35% 7/1/35 (c)	30,721	32,130
2.362% 10/1/42 (c)	244,651	258,340
2.372% 11/1/35 (c)	48,179	50,213
2.419% 10/1/36 (c)	60,354	63,200
2.461% 10/1/35 (c)	27,753	29,097
2.48% 4/1/34 (c)	180,874	190,868
2.506% 5/1/37 (c)	161,672	170,518
2.51% 5/1/37 (c)	68,981	72,613
2.54% 6/1/37 (c)	52,430	55,346
2.563% 5/1/37 (c)	14,756	15,614
2.595% 4/1/37 (c)	1,662	1,760
2.627% 2/1/36 (c)	1,779	1,889
2.668% 4/1/37 (c)	18,221	19,203
2.795% 7/1/36 (c)	15,111	16,056
2.798% 7/1/35 (c)	44,958	47,768
3.004% 3/1/33 (c)	1,199	1,274
3.082% 9/1/41 (c)	262,328	273,458
3.25% 10/1/35 (c)	8,195	8,707
5% 9/1/35	1,257	1,411
6% 1/1/24	141,611	155,209
6.5% 12/1/21	41,716	45,798
9% 10/1/16 to 12/1/18	1,356	1,393
9.5% 2/1/17 to 12/1/22	3,425	3,796
10% 6/1/18 to 6/1/20	2,216	2,492
10.5% 9/1/20	16	17
		1,880,734
Ginnie Mae - 1.1%
4.3% 8/20/61 (e)	424,403	441,654
4.649% 2/20/62 (e)	281,542	298,690
4.682% 2/20/62 (e)	372,378	393,576
4.684% 1/20/62 (e)	2,362,064	2,488,281
5.47% 8/20/59 (e)	106,303	108,749
5.5% 11/15/35	227,431	256,153
5.612% 4/20/58 (e)	48,029	48,354
6% 6/15/36	476,706	557,698
8% 12/15/23	41,530	48,035
8.5% 3/15/17	1,863	1,922
10.5% 11/15/16 to 1/15/18	853	900
		4,644,012
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $12,382,567)		12,648,556

Collateralized Mortgage Obligations - 12.6%
U.S. Government Agency - 12.6%
Fannie Mae:
floater:
Series 1994-42 Class FK, 1.54% 4/25/24 (c)	238,193	239,544
Series 2001-38 Class QF, 1.4158% 8/25/31 (c)	58,304	59,234
Series 2002-49 Class FB, 1.0295% 11/18/31 (c)	56,723	56,915
Series 2002-60 Class FV, 1.4358% 4/25/32 (c)	12,442	12,670
Series 2002-74 Class FV, 0.8858% 11/25/32 (c)	468,767	471,175
Series 2002-75 Class FA, 1.4358% 11/25/32 (c)	25,487	25,955
Series 2010-15 Class FJ, 1.3658% 6/25/36 (c)	728,144	737,586
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	9,032	9,165
Series 2002-9 Class PC, 6% 3/25/17	18,079	18,413
Series 2005-19 Class PA, 5.5% 7/25/34	233,597	250,594
Series 2005-27 Class NE, 5.5% 5/25/34	142,229	145,986
Series 2005-64 Class PX, 5.5% 6/25/35	234,425	256,836
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17	4,739	4,852
Series 2003-117 Class MD, 5% 12/25/23	114,396	125,132
Series 2004-52 Class KZ, 5.5% 7/25/34	1,223,126	1,380,891
Series 2010-88 Class NA, 4% 8/25/28	329,098	332,073
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	451,759	57,451
Series 2010-39 Class FG, 1.3558% 3/25/36 (c)	461,370	470,223
Series 2011-67 Class AI, 4% 7/25/26 (f)	117,566	12,286
Freddie Mac:
floater:
Series 2448 Class FT, 1.427% 3/15/32 (c)	63,877	65,033
Series 2526 Class FC, 0.827% 11/15/32 (c)	78,882	79,031
Series 2530 Class FE, 1.027% 2/15/32 (c)	32,405	32,697
Series 2630 Class FL, 0.927% 6/15/18 (c)	1,888	1,891
Series 2711 Class FC, 1.327% 2/15/33 (c)	235,230	239,272
floater planned amortization class Series 2770 Class FH, 0.827% 3/15/34 (c)	222,032	222,432
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	1,860	1,881
Series 2363 Class PF, 6% 9/15/16	1,187	1,195
Series 2376 Class JE, 5.5% 11/15/16	2,563	2,596
Series 2381 Class OG, 5.5% 11/15/16	890	898
Series 2425 Class JH, 6% 3/15/17	4,422	4,511
Series 3415 Class PC, 5% 12/15/37	86,271	94,249
Series 3763 Class QA, 4% 4/15/34	186,174	190,908
Series 3840 Class VA, 4.5% 9/15/27	381,078	407,407
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	184,498	187,096
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	290,784	326,889
Series 2004-2802 Class ZG, 5.5% 5/15/34	906,264	1,033,558
Series 2004-2862 Class NE, 5% 9/15/24	1,990,638	2,136,880
Series 2145 Class MZ, 6.5% 4/15/29	311,717	362,488
Series 2357 Class ZB, 6.5% 9/15/31	169,970	200,092
Series 3745 Class KV, 4.5% 12/15/26	550,686	607,570
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.926% 7/20/37 (c)	122,823	123,268
Series 2008-2 Class FD, 0.906% 1/20/38 (c)	30,707	30,808
Series 2008-73 Class FA, 1.286% 8/20/38 (c)	238,033	241,920
Series 2008-83 Class FB, 1.326% 9/20/38 (c)	229,826	233,767
Series 2009-108 Class CF, 1.0255% 11/16/39 (c)	139,562	140,480
Series 2009-116 Class KF, 0.9555% 12/16/39 (c)	106,651	107,108
Series 2010-H17 Class FA, 0.7519% 7/20/60 (c)(e)	968,255	952,661
Series 2010-H18 Class AF, 0.551% 9/20/60 (c)(e)	1,157,289	1,137,553
Series 2010-H19 Class FG, 0.551% 8/20/60 (c)(e)	1,333,601	1,311,217
Series 2010-H27 Series FA, 0.631% 12/20/60 (c)(e)	399,101	393,506
Series 2011-H05 Class FA, 0.751% 12/20/60 (c)(e)	670,241	664,466
Series 2011-H07 Class FA, 0.9295% 2/20/61 (c)(e)	1,236,823	1,226,712
Series 2011-H12 Class FA, 0.9195% 2/20/61 (c)(e)	1,494,655	1,481,758
Series 2011-H13 Class FA, 0.751% 4/20/61 (c)(e)	575,881	571,028
Series 2011-H14:
Class FB, 0.751% 5/20/61 (c)(e)	647,181	641,107
Class FC, 0.751% 5/20/61 (c)(e)	591,987	586,690
Series 2011-H17 Class FA, 0.781% 6/20/61 (c)(e)	774,078	768,629
Series 2011-H21 Class FA, 0.851% 10/20/61 (c)(e)	796,323	792,399
Series 2012-H01 Class FA, 0.951% 11/20/61 (c)(e)	692,419	691,436
Series 2012-H03 Class FA, 0.951% 1/20/62 (c)(e)	478,294	477,610
Series 2012-H06 Class FA, 0.881% 1/20/62 (c)(e)	709,383	706,556
Series 2012-H07 Class FA, 0.881% 3/20/62 (c)(e)	424,682	422,955
Series 2015-H13 Class FL, 0.7095% 5/20/63 (c)(e)	3,015,120	3,002,644
Series 2015-H19 Class FA, 0.6295% 4/20/63 (c)(e)	2,955,435	2,939,667
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	10,773	10,834
planned amortization class Series 2011-68 Class EC, 3.5% 4/20/41	555,020	585,503
sequential payer Series 2014-H12 Class KA, 2.75% 5/20/64 (e)	591,908	612,758
Series 1999-18 Class Z, 6.25% 5/16/29	573,523	642,038
Series 2010-H15 Class TP, 5.15% 8/20/60 (e)	1,750,614	1,861,199
Series 2010-H17 Class XP, 5.2994% 7/20/60 (c)(e)	2,111,468	2,239,091
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(e)	1,535,448	1,632,577
Series 2012-64 Class KB, 7.9479% 5/20/41 (c)	73,770	86,340
Series 2013-124:
Class ES, 8.0987% 4/20/39 (c)(g)	580,309	642,587
Class ST, 8.232% 8/20/39 (c)(g)	1,090,110	1,259,028
Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	1,841,864	1,880,589
Series 2015-H21:
Class HA, 2.5% 6/20/63 (e)	5,410,264	5,515,014
Class JA, 2.5% 6/20/65 (e)	553,495	564,198
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(e)	4,157,649	4,151,894
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $52,037,480)		52,195,150

Commercial Mortgage Securities - 6.2%
Freddie Mac:
pass-thru certificates floater Series KF01 Class A, 0.7716% 4/25/19 (c)	7,916	7,902
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	800,000	873,582
Series K034 Class A1, 2.669% 2/25/23	6,764,515	7,019,586
Series K717 Class A2, 2.991% 9/25/21	2,371,000	2,499,802
Series K032 Class A1, 3.016% 2/25/23	2,306,996	2,422,204
Series K036 Class A1, 2.777% 4/25/23	4,539,615	4,734,470
Series K501 Class A2, 1.655% 11/25/16	837,557	838,994
Series K714 Class A2, 3.034% 10/25/20	6,500,000	6,877,111
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series K718 Class A2, 2.791% 1/25/22	364,000	382,028
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $24,975,277)		25,655,679

Foreign Government and Government Agency Obligations - 0.9%
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	4,000	4,979
Jordanian Kingdom 2.503% 10/30/20	3,752,000	3,920,799
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,756,586)		3,925,778
	Maturity Amount	Value

Cash Equivalents - 2.9%
Investments in repurchase agreements in a joint trading account at 0.4%, dated 2/29/16 due 3/1/16 (Collateralized by U.S. Government Obligations) #
(Cost $11,904,000)	11,904,132	11,904,000
TOTAL INVESTMENT PORTFOLIO - 102.8%
(Cost $421,545,540)		424,691,010
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(11,586,225)
NET ASSETS - 100%		$413,104,785

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
24 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2016	5,245,125	$(4,922)

The face value of futures purchased as a percentage of Net Assets is 1.3%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Mar. 2026	$1,200,000	3 - month LIBOR	2.5%	$(69,711)	$0	$(69,711)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $65,214.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $73,634.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$318,361,847	$--	$318,361,847	$--
U.S. Government Agency - Mortgage Securities	12,648,556	--	12,648,556	--
Collateralized Mortgage Obligations	52,195,150	--	52,195,150	--
Commercial Mortgage Securities	25,655,679	--	25,655,679	--
Foreign Government and Government Agency Obligations	3,925,778	--	3,925,778	--
Cash Equivalents	11,904,000	--	11,904,000	--
Total Investments in Securities:	$424,691,010	$--	$424,691,010	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(4,922)	$(4,922)	$--	$--
Swaps	(69,711)	--	(69,711)	--
Total Liabilities	$(74,633)	$(4,922)	$(69,711)	$--
Total Derivative Instruments:	$(74,633)	$(4,922)	$(69,711)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$11,904,000 due 3/01/16 at 0.40%
Commerz Markets LLC	$11,904,000

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $421,420,274. Net unrealized appreciation aggregated $3,270,736, of which $3,534,977 related to appreciated investment securities and $264,241 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 28, 2016